Description of Business	12 Months Ended
Dec. 31, 2020
Description of Business
Description of Business

Note 1 — Description of Business

CarLotz, Inc. and its wholly-owned subsidiaries (collectively, the “Company”) is a used vehicle consignment and automotive retailer company based in Richmond, Virginia. The Company offers an innovative and one-of-a-kind consumer and commercial used vehicle consignment and sales business model, with an online marketplace and ten retail hub locations throughout the United States, including in Florida, Illinois, North Carolina, Texas, Virginia and Washington.

CarLotz, Inc. was formed as a Delaware corporation and commenced operations in 2011.

Subsidiaries are consolidated when the parent is deemed to have control over the subsidiaries’ operations. Investments in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method.

Unless the context otherwise requires, references to "we," "us," "our," and the "Company" refer to Former CarLotz and its consolidated subsidiaries prior to the consummation of the Merger. See Note 23 - Subsequent Events for additional detail on the Acamar Partners Acquisition Corp. Merger.

Subsidiary Operations

CarLotz, Inc. owns 100% of Orange Grove Fleet Solutions, LLC (a Virginia LLC), 100% of Orange Peel Protection Reinsurance Co. Ltd. (a Turks and Caicos Islands, British West Indies company) and 100% of Orange Peel LLC (a Delaware LLC), which owns 100% of Orange Peel Reinsurance, Ltd. (a Turks and Caicos Islands, British West Indies company).

Orange Grove Fleet Solutions, LLC (“Orange Grove”)

Orange Grove is primarily engaged in the leasing of fleet vehicles to commercial customers and was originally established as a joint venture with a third party to expand Orange Grove’s products to the Company’s customer base.

On September 13, 2018, Orange Grove redeemed the 80% membership interest of its majority member (the “redemption”). Prior to the redemption, CarLotz, Inc. had a 20% membership interest in Orange Grove and accounted for its investment using the equity method. As a result of the redemption, CarLotz, Inc. became the sole member of Orange Grove. Accordingly, CarLotz, Inc. accounted for the redemption as a business combination (step-acquisition with no consideration transferred) using the acquisition method of accounting under Accounting Standards Codification (“ASC”) 805 Business Combinations. The net assets acquired and liabilities assumed as of September 13, 2018 were not material. In accordance with ASC 805, the Company remeasured its 20% membership interest in Orange Grove at its acquisition date fair value and used the acquisition date fair value of its remeasured interest in determining the fair value of the consideration transferred when applying the acquisition method of accounting. The result of the remeasurement and application of acquisition method of accounting was an immaterial gain on the transaction that is recorded in Other income (expense) in the consolidated statements of operations. Subsequent to the redemption of the majority member interest, CarLotz, Inc. consolidated Orange Grove.

The results of operations of Orange Grove since September 13, 2018 are included in the Company’s consolidated statements of operations. The revenues and results of operations attributable to Orange Grove for the period from the date of acquisition, September 13, 2018, through December 31, 2018 were immaterial. The impact on the Company’s revenues and net loss for purposes of pro forma statements of operations for the year ended December 31, 2018 were immaterial.